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www.drinkerbiddle.com

VIA EDGAR TRANSMISSION

October 10, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FlexShares Trust (the “Trust”)
Securities Act File No. 333-173967
Investment Company Act File No. 811-22555

Ladies and Gentlemen:

On behalf of the Trust, I hereby transmit for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that mirrors the risk/return summary information contained in the Prospectus dated September 21, 2012 for the FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, a series of the Trust, as filed pursuant to Rule 497 under the 1933 Act on September 25, 2012 (0001193125-12-403502).

Questions and comments may be directed to the undersigned at (312) 569-1167.

Very truly yours,

/s/ Veena K. Jain

Veena K. Jain

Enclosures

cc:	Peter K. Ewing
Craig Carberry, Esq.